Employee Benefit Expenses - Additional Information (Detail) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits expenses [abstract]
Average number of employees	720	638	574